Significant Accounting Policies (Tables) - CIK0001853021 Metals Acquisition Corp	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Summary of ordinary shares subject to possible redemption

Gross proceeds from IPO	$265,147,800
Less:
Proceeds allocated to Public Warrants, net of offering costs	(14,052,833)
Ordinary share issuance costs	(24,729,441)
Plus:
Remeasurement adjustment of carrying value to redemption value	42,543,190
Ordinary shares subject to possible redemption as of December 31, 2022	268,908,716
Plus:
Remeasurement adjustment of carrying value to redemption value	2,848,650
Ordinary shares subject to possible redemption as of March 31, 2023	$271,757,366

Gross proceeds from IPO	$265,147,800
Less:
Proceeds allocated to Public Warrants, net of offering costs	(14,052,833)
Ordinary share issuance costs	(24,729,441)
Plus:
Remeasurement adjustment of carrying value to redemption value	38,782,274
Ordinary shares subject to possible redemption as of December 31, 2021	265,147,800
Plus:
Remeasurement adjustment of carrying value to redemption value	3,760,916
Ordinary shares subject to possible redemption as of December 31, 2022	$268,908,716

Summary of basic and diluted net income per ordinary share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	Three Months Ended		Three Months Ended
	March 31, 2023		March 31, 2022 (1)
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$2,848,650	$(8,075,792)	$17,415	$(5,866,228)
Denominator:
Weighted average shares outstanding	26,514,780	6,628,695	26,514,780	6,628,695

Basic and diluted net income/(loss) per ordinary share	$0.11	$(1.22)	$—	$(0.88)
(1)	Net loss per share for the three months ended March 31, 2022 for Class A Ordinary Shares and Class B Ordinary Shares have been revised to conform with current period presentation (See Note 2).

			For the Period from March 11, 2021
	For the Year Ended		(inception) through
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income (as adjusted)	$3,753,097	$(8,495,715)	$7,354,212	$3,460,806
Denominator:
Weighted average shares outstanding	26,514,780	6,628,695	13,451,926	6,403,525
Basic and diluted net (loss) income per ordinary share	$0.14	$(1.28)	$0.54	$0.54